Redeemable Convertible Preferred Stock - Preferred Stock Terms (Details) - USD ($) $ / shares in Units, $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Temporary Equity [Line Items]
Redeemable Convertible Preferred Stock, Authorized	0	69,613,565	69,613,565
Redeemable Convertible Preferred Stock, Issued and Outstanding	0	69,613,562	69,613,562
Redeemable Convertible Preferred Stock, Carrying Value		$ 420,989	$ 420,989
Redeemable Convertible Preferred Stock, Liquidation Preference	$ 0	$ 435,579	$ 435,579
Series A redeemable convertible preferred stock
Temporary Equity [Line Items]
Redeemable Convertible Preferred Stock, Authorized		18,421,897
Redeemable Convertible Preferred Stock, Issued and Outstanding		18,421,897
Redeemable Convertible Preferred Stock, Carrying Value		$ 74,079
Redeemable Convertible Preferred Stock, Liquidation Preference		$ 74,079
Redeemable Convertible Preferred Stock, Issuance Price		$ 4.0212
Series B redeemable convertible preferred stock
Temporary Equity [Line Items]
Redeemable Convertible Preferred Stock, Authorized		24,137,647
Redeemable Convertible Preferred Stock, Issued and Outstanding		24,137,647
Redeemable Convertible Preferred Stock, Carrying Value		$ 127,358
Redeemable Convertible Preferred Stock, Liquidation Preference		$ 136,500
Redeemable Convertible Preferred Stock, Issuance Price		$ 5.6550
Series C redeemable convertible preferred stock
Temporary Equity [Line Items]
Redeemable Convertible Preferred Stock, Authorized		11,241,286
Redeemable Convertible Preferred Stock, Issued and Outstanding		11,241,283
Redeemable Convertible Preferred Stock, Carrying Value		$ 70,704
Redeemable Convertible Preferred Stock, Liquidation Preference		$ 75,000
Redeemable Convertible Preferred Stock, Issuance Price		$ 6.6717
Series D redeemable convertible preferred stock
Temporary Equity [Line Items]
Redeemable Convertible Preferred Stock, Authorized		15,812,735
Redeemable Convertible Preferred Stock, Issued and Outstanding		15,812,735
Redeemable Convertible Preferred Stock, Carrying Value		$ 148,848
Redeemable Convertible Preferred Stock, Liquidation Preference		$ 150,000
Redeemable Convertible Preferred Stock, Issuance Price		$ 9.4859